IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Feb. 01, 2019	Nov. 01, 2018
Assets
Cash and due from banks	$ 5,297		$ 5,073	$ 4,863		$ 5,009	$ 4,381	$ 4,735
Interest-bearing deposits with banks	146,760			25,583
Trading loans, securities, and other	131,830			146,000
Non-trading financial assets at fair value through profit or loss	8,668			6,503
Derivatives	73,836			48,894
Financial assets designated at fair value through profit or loss	3,579			4,040
Financial assets at fair value through other comprehensive income	120,705			111,104
Debt securities at amortized cost, net of allowance for credit losses	160,385			130,497
Securities purchased under reverse repurchase agreements	167,791			165,935
Loans
Residential mortgages	243,450			235,640
Consumer instalment and other personal	182,670			180,334
Credit card	34,242			36,564
Business and government	293,533			236,517
Total loans	753,895			689,055
Allowance for loan losses	(6,925)			(4,447)
Loans, net of allowance for loan losses	746,970			684,608
Customers' liability under acceptances	14,395			13,494
Goodwill	17,823			16,976				$ 16,536
Other intangibles	2,369			2,503
Land, buildings, equipment, and other depreciable assets	9,858			5,513
Deferred tax assets	1,623			1,799
Amounts receivable from brokers, dealers, and clients	31,427			20,575
Other assets	20,254			17,087
Total assets	1,673,745			1,415,290		1,356,588
LIABILITIES
Trading deposits	26,398			26,885
Derivatives	72,990			50,051
Securitization liabilities at fair value	13,473			13,058
Financial liabilities designated at fair value through profit or loss	94,164			105,131
Deposits
Personal	604,666			503,430
Banks	24,545			16,751
Business and government	449,095			366,796
Total deposits	1,078,306			886,977
Acceptances	14,395			13,494
Obligations related to securities sold short	28,731			29,656
Obligations related to securities sold under repurchase agreements	163,717			125,856
Securitization liabilities at amortized cost	14,516			14,086
Amounts payable to brokers, dealers, and clients	29,419			23,746
Insurance-related liabilities	6,922			6,920
Other liabilities	23,356			21,004
Subordinated notes and debentures	14,024			10,725
Equity	93,334			87,701		$ 84,898
Total liabilities and equity	1,673,745	$ 70,996		1,415,290	$ 57,671
Off-balance sheet commitments
Total off-balance sheet commitments	241,440			244,633
TD Ameritrade [member]
Loans
Investment in TD Ameritrade	10,175			9,316
Other assets		45,754			27,303
Total assets		70,996			57,671
Deposits
Other liabilities		9,254			6,205
Equity		$ 12,741			$ 11,459
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	234,460			230,640
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,651
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,329			3,200
Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				7,621
Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				3,172
Not later than one month [member]
Assets
Cash and due from banks	5,292			4,857
Interest-bearing deposits with banks	143,732			23,412
Trading loans, securities, and other	1,298			1,197
Non-trading financial assets at fair value through profit or loss	959			147
Derivatives	7,385			5,786
Financial assets designated at fair value through profit or loss	209			195
Financial assets at fair value through other comprehensive income	2,827			1,431
Debt securities at amortized cost, net of allowance for credit losses	863			1,878
Securities purchased under reverse repurchase agreements	108,891			98,904
Loans
Residential mortgages	1,076			2,006
Consumer instalment and other personal	2,515			850
Business and government	35,411			29,460
Total loans	39,002			32,316
Loans, net of allowance for loan losses	39,002			32,316
Customers' liability under acceptances	11,679			11,127
Land, buildings, equipment, and other depreciable assets	3
Amounts receivable from brokers, dealers, and clients	31,427			20,575
Other assets	4,657			2,548
Total assets	358,224			204,373
LIABILITIES
Trading deposits	4,973			5,837
Derivatives	7,562			7,180
Financial liabilities designated at fair value through profit or loss	8,802			22,193
Deposits
Personal	6,007			5,218
Banks	12,706			6,771
Business and government	30,272			18,576
Total deposits	48,985			30,565
Acceptances	11,679			11,127
Obligations related to securities sold short	90			384
Obligations related to securities sold under repurchase agreements	116,329			101,856
Amounts payable to brokers, dealers, and clients	29,419			23,746
Insurance-related liabilities	217			190
Other liabilities	1,215			2,845
Total liabilities and equity	229,271			205,923
Off-balance sheet commitments
Total off-balance sheet commitments	19,552			19,960
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,462			19,388
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	90
Not later than one month [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				408
Not later than one month [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				82
Not later than one month [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				82
Over 1 month to 3 months [member]
Assets
Cash and due from banks	5			6
Interest-bearing deposits with banks	742			1,137
Trading loans, securities, and other	5,701			3,990
Non-trading financial assets at fair value through profit or loss	835			2
Derivatives	9,935			8,472
Financial assets designated at fair value through profit or loss	230			696
Financial assets at fair value through other comprehensive income	8,910			3,818
Debt securities at amortized cost, net of allowance for credit losses	3,999			5,233
Securities purchased under reverse repurchase agreements	33,122			34,839
Loans
Residential mortgages	5,575			5,595
Consumer instalment and other personal	1,858			1,819
Business and government	8,458			5,573
Total loans	15,891			12,987
Loans, net of allowance for loan losses	15,891			12,987
Customers' liability under acceptances	2,358			2,211
Land, buildings, equipment, and other depreciable assets	6
Other assets	769			1,391
Total assets	82,503			74,782
LIABILITIES
Trading deposits	2,707			3,025
Derivatives	10,170			7,968
Securitization liabilities at fair value	607			668
Financial liabilities designated at fair value through profit or loss	25,770			25,370
Deposits
Personal	10,495			8,990
Banks	1,047			1,459
Business and government	19,486			10,049
Total deposits	31,028			20,498
Acceptances	2,358			2,211
Obligations related to securities sold short	1,401			654
Obligations related to securities sold under repurchase agreements	15,652			20,224
Securitization liabilities at amortized cost	360			513
Insurance-related liabilities	324			315
Other liabilities	2,373			3,142
Total liabilities and equity	92,750			84,588
Off-balance sheet commitments
Total off-balance sheet commitments	25,866			22,792
Over 1 month to 3 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	24,423			21,652
Over 1 month to 3 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	95
Over 1 month to 3 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,348			793
Over 1 month to 3 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				165
Over 1 month to 3 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				182
Over 3 months to 6 months [member]
Assets
Interest-bearing deposits with banks				77
Trading loans, securities, and other	7,154			3,916
Non-trading financial assets at fair value through profit or loss	580			37
Derivatives	6,210			3,255
Financial assets designated at fair value through profit or loss	104			156
Financial assets at fair value through other comprehensive income	7,809			4,161
Debt securities at amortized cost, net of allowance for credit losses	3,406			2,254
Securities purchased under reverse repurchase agreements	13,521			24,000
Loans
Residential mortgages	12,212			8,013
Consumer instalment and other personal	2,692			3,170
Business and government	9,551			7,970
Total loans	24,455			19,153
Loans, net of allowance for loan losses	24,455			19,153
Customers' liability under acceptances	358			152
Land, buildings, equipment, and other depreciable assets	10
Other assets	344			2,830
Total assets	63,951			59,991
LIABILITIES
Trading deposits	4,329			4,166
Derivatives	4,888			3,603
Securitization liabilities at fair value	387			412
Financial liabilities designated at fair value through profit or loss	35,536			15,799
Deposits
Personal	9,010			9,459
Banks	232			150
Business and government	12,022			7,569
Total deposits	21,264			17,178
Acceptances	358			152
Obligations related to securities sold short	354			398
Obligations related to securities sold under repurchase agreements	8,142			2,993
Securitization liabilities at amortized cost	342			1,274
Insurance-related liabilities	365			388
Other liabilities	509			1,334
Total liabilities and equity	76,474			47,697
Off-balance sheet commitments
Total off-balance sheet commitments	19,758			20,186
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,116			18,391
Over 3 months to 6 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	154
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,488			1,360
Over 3 months to 6 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				250
Over 3 months to 6 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				185
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	3,183			3,171
Non-trading financial assets at fair value through profit or loss	12			668
Derivatives	5,414			2,109
Financial assets designated at fair value through profit or loss	46			82
Financial assets at fair value through other comprehensive income	3,820			6,339
Debt securities at amortized cost, net of allowance for credit losses	2,150			1,050
Securities purchased under reverse repurchase agreements	3,408			6,331
Loans
Residential mortgages	9,237			9,832
Consumer instalment and other personal	3,246			3,620
Business and government	10,736			9,496
Total loans	23,219			22,948
Loans, net of allowance for loan losses	23,219			22,948
Customers' liability under acceptances				4
Land, buildings, equipment, and other depreciable assets	9
Other assets	234			168
Total assets	41,495			42,870
LIABILITIES
Trading deposits	3,555			2,606
Derivatives	6,083			2,062
Securitization liabilities at fair value	526			494
Financial liabilities designated at fair value through profit or loss	13,492			20,496
Deposits
Personal	7,661			7,691
Banks	7			1
Business and government	9,063			10,482
Total deposits	16,731			18,174
Acceptances				4
Obligations related to securities sold short	703			819
Obligations related to securities sold under repurchase agreements	369			694
Securitization liabilities at amortized cost	1,055			355
Insurance-related liabilities	296			330
Other liabilities	2,517			1,293
Total liabilities and equity	45,327			47,327
Off-balance sheet commitments
Total off-balance sheet commitments	15,968			14,451
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	15,744			13,537
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	211
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	13			461
Later than six months and not later than nine months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				247
Later than six months and not later than nine months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				206
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	8,929			2,873
Non-trading financial assets at fair value through profit or loss	299			314
Derivatives	3,576			2,222
Financial assets designated at fair value through profit or loss	191			83
Financial assets at fair value through other comprehensive income	6,593			6,426
Debt securities at amortized cost, net of allowance for credit losses	1,611			764
Securities purchased under reverse repurchase agreements	8,437			1,765
Loans
Residential mortgages	8,317			11,719
Consumer instalment and other personal	4,352			3,544
Business and government	10,730			8,830
Total loans	23,399			24,093
Loans, net of allowance for loan losses	23,399			24,093
Land, buildings, equipment, and other depreciable assets	10
Other assets	3,369			103
Total assets	56,414			38,643
LIABILITIES
Trading deposits	1,641			3,185
Derivatives	3,287			1,763
Securitization liabilities at fair value	135			387
Financial liabilities designated at fair value through profit or loss	10,535			20,907
Deposits
Personal	8,399			7,583
Banks	28			6
Business and government	14,591			10,670
Total deposits	23,018			18,259
Obligations related to securities sold short	409			1,171
Obligations related to securities sold under repurchase agreements	23,071			30
Securitization liabilities at amortized cost	225			342
Insurance-related liabilities	291			318
Other liabilities	1,379			641
Total liabilities and equity	63,991			47,003
Off-balance sheet commitments
Total off-balance sheet commitments	20,361			12,552
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,717			12,034
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	164
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	480			97
Later than nine months and not later than one year [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				244
Later than nine months and not later than one year [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				177
Over 1 year to 2 years [member]
Assets
Trading loans, securities, and other	13,979			15,672
Non-trading financial assets at fair value through profit or loss	1,791			1,301
Derivatives	8,621			5,610
Financial assets designated at fair value through profit or loss	537			404
Financial assets at fair value through other comprehensive income	32,170			18,205
Debt securities at amortized cost, net of allowance for credit losses	10,244			8,791
Securities purchased under reverse repurchase agreements	49			44
Loans
Residential mortgages	34,429			34,029
Consumer instalment and other personal	14,353			17,256
Business and government	33,224			21,078
Total loans	82,006			72,363
Loans, net of allowance for loan losses	82,006			72,363
Land, buildings, equipment, and other depreciable assets	299
Other assets	149			169
Total assets	149,845			122,559
LIABILITIES
Trading deposits	4,040			2,430
Derivatives	7,365			5,546
Securitization liabilities at fair value	2,793			1,656
Financial liabilities designated at fair value through profit or loss	2			356
Deposits
Personal	9,814			9,374
Business and government	26,129			34,130
Total deposits	35,943			43,504
Obligations related to securities sold short	3,361			3,351
Obligations related to securities sold under repurchase agreements	50			47
Securitization liabilities at amortized cost	1,579			2,098
Insurance-related liabilities	965			940
Other liabilities	1,812			3,339
Total liabilities and equity	57,910			63,267
Off-balance sheet commitments
Total off-balance sheet commitments	32,548			28,977
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	31,904			27,207
Over 1 year to 2 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	644
Over 1 year to 2 years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				81
Over 1 year to 2 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				936
Over 1 year to 2 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				753
Over 2 years to 5 years [member]
Assets
Trading loans, securities, and other	21,817			25,939
Non-trading financial assets at fair value through profit or loss	2,037			1,803
Derivatives	13,589			8,652
Financial assets designated at fair value through profit or loss	1,649			1,725
Financial assets at fair value through other comprehensive income	22,659			40,289
Debt securities at amortized cost, net of allowance for credit losses	59,023			45,127
Securities purchased under reverse repurchase agreements	321			52
Loans
Residential mortgages	130,192			101,591
Consumer instalment and other personal	78,765			61,736
Business and government	92,371			71,071
Total loans	301,328			234,398
Loans, net of allowance for loan losses	301,328			234,398
Land, buildings, equipment, and other depreciable assets	1,236
Other assets	117			157
Total assets	423,776			358,142
LIABILITIES
Trading deposits	3,808			4,014
Derivatives	13,550			8,148
Securitization liabilities at fair value	6,854			7,499
Financial liabilities designated at fair value through profit or loss	4			1
Deposits
Personal	9,018			9,670
Banks	3			3
Business and government	48,518			46,188
Total deposits	57,539			55,861
Obligations related to securities sold short	8,809			9,882
Obligations related to securities sold under repurchase agreements				12
Securitization liabilities at amortized cost	8,222			6,586
Insurance-related liabilities	1,615			1,612
Other liabilities	2,029			1,663
Total liabilities and equity	102,430			95,278
Off-balance sheet commitments
Total off-balance sheet commitments	98,568			114,644
Over 2 years to 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	97,580			111,281
Over 2 years to 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	988
Over 2 years to 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				2,332
Over 2 years to 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				1,031
Over 5 years [member]
Assets
Trading loans, securities, and other	26,019			19,014
Non-trading financial assets at fair value through profit or loss	1,394			1,488
Derivatives	19,106			12,788
Financial assets designated at fair value through profit or loss	613			699
Financial assets at fair value through other comprehensive income	33,264			28,594
Debt securities at amortized cost, net of allowance for credit losses	79,091			65,401
Securities purchased under reverse repurchase agreements	42
Loans
Residential mortgages	42,412			62,855
Consumer instalment and other personal	14,368			28,236
Business and government	66,474			61,266
Total loans	123,254			152,357
Loans, net of allowance for loan losses	123,254			152,357
Land, buildings, equipment, and other depreciable assets	2,886
Other assets	118			97
Total assets	285,787			280,438
LIABILITIES
Trading deposits	1,345			1,622
Derivatives	20,085			13,781
Securitization liabilities at fair value	2,171			1,942
Financial liabilities designated at fair value through profit or loss	23			9
Deposits
Personal	35			21
Banks	7			7
Business and government	5,112			7,594
Total deposits	5,154			7,622
Obligations related to securities sold short	12,237			12,115
Obligations related to securities sold under repurchase agreements	104
Securitization liabilities at amortized cost	2,733			2,918
Insurance-related liabilities	923			874
Other liabilities	1,081			138
Subordinated notes and debentures	14,024			10,725
Total liabilities and equity	59,880			51,746
Off-balance sheet commitments
Total off-balance sheet commitments	7,452			9,777
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	6,147			5,856
Over 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,305
Over 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				3,365
Over 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				556
No specific maturity [member]
Assets
Interest-bearing deposits with banks	2,286			957
Trading loans, securities, and other	43,750			70,228
Non-trading financial assets at fair value through profit or loss	761			743
Financial assets at fair value through other comprehensive income	2,653			1,841
Debt securities at amortized cost, net of allowance for credit losses	(2)			(1)
Loans
Consumer instalment and other personal	60,521			60,103
Credit card	34,242			36,564
Business and government	26,578			21,773
Total loans	121,341			118,440
Allowance for loan losses	(6,925)			(4,447)
Loans, net of allowance for loan losses	114,416			113,993
Goodwill	17,823			16,976
Other intangibles	2,369			2,503
Land, buildings, equipment, and other depreciable assets	5,399			5,513
Deferred tax assets	1,623			1,799
Other assets	10,497			9,624
Total assets	211,750			233,492
Deposits
Personal	544,227			445,424
Banks	10,515			8,354
Business and government	283,902			221,538
Total deposits	838,644			675,316
Obligations related to securities sold short	1,367			882
Insurance-related liabilities	1,926			1,953
Other liabilities	10,441			6,609
Equity	93,334			87,701
Total liabilities and equity	945,712			772,461
Off-balance sheet commitments
Total off-balance sheet commitments	1,367			1,294
No specific maturity [member] | TD Ameritrade [member]
Loans
Investment in TD Ameritrade	10,175			9,316
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 1,367			$ 1,294